Average Annual Total Returns - Advisor - Harding Loevner Emerging Markets Portfolio	Advisor Class 1-Year	Advisor Class 5-Year	Advisor Class 10-Year	Advisor Class Return After Taxes on Distributions 1-Year		Advisor Class Return After Taxes on Distributions 5-Year		Advisor Class Return After Taxes on Distributions 10-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 10-Year		MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 10-Year
Total	13.47%	12.17%	4.76%	13.50%	[1]	12.08%	[1]	4.42%	[1]	8.15%	[1]	9.82%	[1]	3.82%	[1]	18.31%	12.81%	3.63%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.